UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	05/31/19

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Government Money Market Fund

BNY Mellon National Municipal Money Market Fund

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Government Money Market Fund
May 31, 2019 (Unaudited)

	Annualized	Principal
U. S. Treasury Notes - 2.9%	Yield (%)	Amount($)		Value($)
7/31/19
(cost $24,933,148)	0.88	25,000,000		24,933,148
U. S. Government Agencies - 28.2%
Federal Home Loan Bank:
8/20/19, 3 Month LIBOR -.25%	2.28	50,000,000	[a]	49,990,613
6/21/19	2.47	50,000,000	[b]	49,932,361
6/12/19, 1 Month LIBOR -.07%	2.38	5,000,000	[a]	5,000,000
7/25/19, 3 Month LIBOR -.26%	2.32	25,000,000	[a]	25,000,000
6/8/19, 1 Month LIBOR -.07%	2.40	20,000,000	[a]	20,000,041
6/3/19, SOFR + .02%	2.42	25,000,000	[a]	25,000,000
6/3/19, SOFR + .04%	2.44	10,000,000	[a]	10,000,000
6/3/19, SOFR + .07%	2.47	10,000,000	[a]	10,000,000
6/3/19, SOFR + .04%	2.44	25,000,000	[a]	25,000,000
Federal Farm Credit Bank:
6/3/19, FCPR -3.06%	2.44	15,000,000	[a]	15,000,016
6/3/19, FCPR -3.08%	2.42	10,000,000	[a]	9,999,818
Total U. S. Government Agencies
(cost $244,922,849)				244,922,849
U.S. Treasury Bills - 16.1%
6/27/19	2.44	15,000,000	[b]	14,973,946
7/5/19	2.49	125,000,000	[b]	124,710,174
Total U.S. Treasury Bills
(cost $139,684,120)				139,684,120
U.S. Treasury Floating Rate Notes -
13.2%
6/3/19, 3 Month U.S. T-Bill FLAT	2.32	25,000,000	[a]	24,997,885
6/3/19, 3 Month U.S. T-BILL +.04%	2.37	35,000,000	[a]	34,998,311
6/3/19, 3 Month U.S. T-BILL +.05%	2.37	25,000,000	[a]	25,001,599
6/3/19, 3 Month U.S. T-BILL +.12%	2.44	5,000,000	[a]	4,999,887
6/3/19, 3 Month U.S. T-BILL +.14%	2.49	25,000,000	[a]	25,003,035
Total U.S. Treasury Floating Rate Notes
(cost $115,000,717)				115,000,717

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized	Principal
Repurchase Agreements - 45.4%	Yield (%)	Amount($)	Value($)
ABN AMRO Bank , Tri-Party Agreement
thru BNY Mellon, dated 5/31/19, due
6/3/19 in the amount of $100,020,834
(fully collateralized by $99,116,031 U.S.
Treasuries, 1.63%-3.38%, due
9/30/20-8/15/44, value
$102,000,015)	2.50	100,000,000	100,000,000
Bank of Nova Scotia/New York , Tri-Party
Agreement thru BNY Mellon, dated
5/31/19, due 6/3/19 in the amount of
$44,009,093 (fully collateralized by
$43,594,645 U.S. Treasuries (including
strips), 0%-7.25%, due 6/6/19-
11/15/48, value $44,880,000)	2.48	44,000,000	44,000,000
Credit Agricole CIB , Tri-Party Agreement
thru BNY Mellon, dated 5/31/19, due
6/3/19 in the amount of $50,010,333
(fully collateralized by $49,063,839 U.S.
Treasuries (including strips), 0%-
8.13%, due 6/13/19-5/15/48, value
$51,000,001)	2.48	50,000,000	50,000,000
Daiwa Capital Markets America , Tri-
Party Agreement thru BNY Mellon,
dated 5/31/19, due 6/7/19 in the
amount of $100,048,222 (fully
collateralized by $111,720,196 Agency
Collateralized Mortgage Obligations,
Interest Only, due 6/25/21-4/15/49,
value $7,435,494, $2,203,185 Agency
Debentures and Agency Strips, 0%-
6.50%, due 11/27/19-2/1/32, value
$2,109,864, $54,913,160 Agency
Mortgage-Backed Securities, Interest
Only, due 7/1/19-5/20/49, value
$52,520,129 and $40,328,280 U.S.
Treasuries (including strips), 0%-
3.50%, due 7/15/19-4/30/22, value
$40,347,597)	2.48	100,000,000	100,000,000

Repurchase Agreements - 45.4%	Annualized	Principal
(continued)	Yield (%)	Amount($)	Value($)
HSBC Securities USA , Tri-Party
Agreement thru JPMorgan Chase Bank,
dated 5/30/19, due 6/6/19 in the
amount of $100,048,028 (fully
collateralized by $144,480,394 U.S.
Treasuries (including strips), 0%-
4.63%, due 11/15/21-5/15/45, value
$102,000,000)	2.47	100,000,000	100,000,000
Total Repurchase Agreements
(cost $394,000,000)			394,000,000
Total Investments (cost $918,540,834)		105.8%	918,540,834
Liabilities, Less Cash and Receivables		(5.8%)	(50,094,137)
Net Assets		100.0%	868,446,697

FCPR—Farm Credit Prime Rate
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate

[a]	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
[b]	Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
BNY Mellon Government Money Market Fund
May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	918,540,834
Level 3 - Significant Unobservable Inputs	-
Total	918,540,834

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the

NOTES

fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund
May 31, 2019 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 92.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 6.2%
Mobile County Industrial Development
Authority,
Revenue Bonds, Ser. A	1.60	6/6/19	7,000,000	[a]	7,000,000
Mobile County Industrial Development
Authority,
Revenue Bonds, Ser. B	1.60	6/6/19	40,000,000	[a]	40,000,000
Tender Option Bond Trust Receipts
(Series 2018-XL0098),
(Black Belt Energy Gas District, Gas
Prepay Revenue Bonds (Liquidity
Agreement: Royal Bank of Canada and
Guaranty Agreement; Royal Bank of
Canada)), Trust Maturity Date
12/1/2022	1.51	6/6/19	4,500,000	[a,b,c]	4,500,000
					51,500,000
Alaska - 1.4%
Tender Option Bond Trust Receipts
(Series 2017-XL0044),
(Alaska Municipal Bond Bank
Authority, Revenue Bonds (Liquidity
Facility; JPMorgan Chase Bank NA)),
Trust Maturity Date 4/1/2025	1.52	6/6/19	6,750,000	[a,b,c]	6,750,000
Tender Option Bond Trust Receipts
(Series 2017-XM0532),
(Alaska Municipal Bond Bank
Authority, Revenue Bonds (Liquidity
Facility; JPMorgan Chase Bank NA)),
Trust Maturity Date 4/1/2025	1.52	6/6/19	4,665,000	[a,b,c]	4,665,000
					11,415,000
Arizona - 1.8%
Arizona Health Facilities Authority,
Revenue Bonds, Refunding, Ser. B	1.45	6/5/19	5,045,000	[a]	5,045,000
Arizona Health Facilities Authority,
Revenue Bonds, Refunding, Ser. B	1.45	6/5/19	500,000	[a]	500,000
Tempe Industrial Development Authority,
Revenue Bonds (The Centers for
Habilitation Project)	1.61	6/6/19	565,000	[a]	565,000
Tender Option Bond Trust Receipts
(Series 2018-XF0695),
(Phoenix Civic Improvement
Corporation, Airport Revenue Bonds,
Refunding) (Liquidity Facility;
JPMorgan Chase Bank NA and LOC;
JPMorgan Chase Bank NA)), Trust
Maturity Date 7/1/2025	1.47	6/6/19	5,000,000	[a,b,c]	5,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 92.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Arizona - 1.8% (continued)
Tender Option Bond Trust Receipts
(Series 2019-XG0231),
(Illinois Finance Authority, Revenue
Bonds) (Liquidity Facility; JPMorgan
Chase Bank NA and LOC; JPMorgan
Chase Bank NA)), Trust Maturity Date
1/1/2054	1.58	6/7/19	4,070,000	[b,c]	4,070,000
					15,180,000
California - 2.2%
California Enterprise Development
Authority,
Revenue Bonds (Pocino Foods
Company Project) Ser. A	1.46	6/6/19	2,920,000	[a]	2,920,000
California Enterprise Development
Authority,
Revenue Bonds (Regional Properties,
Inc. Project)	1.52	6/6/19	15,000,000	[a,b]	15,000,000
California Enterprise Development
Authority,
Revenue Bonds (Tri Tool Inc. Project)
Ser. A	1.50	6/6/19	100,000	[a]	100,000
					18,020,000
Colorado - 3.3%
Colorado Educational and Cultural
Facilities Authority,
Revenue Bonds, Refunding (Boulder
Country Day School Project)	1.56	6/6/19	1,810,000	[a]	1,810,000
Jefferson County,
Revenue Bonds (Rocky Mountain
Butterfly Consortium Project)	1.56	6/6/19	385,000	[a]	385,000
University of Colorado Hospital
Authority,
Revenue Bonds, Refunding	1.55	6/5/19	19,765,000	[a]	19,765,000
University of Colorado Hospital
Authority,
Revenue Bonds, Refunding	1.55	6/5/19	5,000,000	[a]	5,000,000
					26,960,000
Connecticut - 2.1%
RIB Floater Trust,
GO, Ser. 2017-016	1.46	6/6/19	17,000,000	[a,b]	17,000,000
District of Columbia - 2.2%
District of Columbia,
Revenue Bonds (DC Preparatory
Academy)	1.52	6/14/19	1,400,000	[a]	1,400,000
District of Columbia,
Revenue Bonds (District of Columbia
Preparatory Academy Issue)	1.52	6/7/19	3,810,000	[a]	3,810,000

Short-Term Investments - 92.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
District of Columbia - 2.2% (continued)
Tender Option Bond Trust Receipts
(Series 2019-BAML8001),
(District of Columbia Housing Finance
Agency, Housing Mortgage Revenue
Bonds (Liquidity Agreement; Bank of
America NA and Guaranty Agreement;
Bank of America NA)), Trust Maturity
Date 8/1/2047	1.80	6/7/19	6,805,000	[b,c]	6,805,000
Tender Option Bond Trust Receipts
(Series 2019-BAML8002),
(Illinois Finance Authority, Revenue
Bonds) (Liquidity Facility; JPMorgan
Chase Bank NA and LOC; JPMorgan
Chase Bank NA)), Trust Maturity Date
3/1/2052	1.50	6/7/19	6,050,000	[b,c]	6,050,000
					18,065,000
Florida - 4.1%
Collier County Industrial Development
Authority,
Revenue Bonds (Redlands Christian
Migrant Association, Inc. Project)	1.52	6/6/19	2,020,000	[a]	2,020,000
Florida Development Finance
Corporation,
Revenue Bonds (Center Court
Properties, LLC Project)	1.47	6/6/19	1,400,000	[a]	1,400,000
Florida Housing Finance Agency,
Revenue Bonds (The Woodlands
Apartments Project)	1.45	6/5/19	10,250,000	[a]	10,250,000
Florida Housing Finance Corporation,
Revenue Bonds (Hudson Ridge
Apartments) Ser. L	1.47	6/6/19	6,405,000	[a]	6,405,000
Gainesville Utilities System,
Revenue Bonds, Refunding, Ser. A1	1.45	6/5/19	1,140,000	[a]	1,140,000
Gainesville Utilities System,
Revenue Bonds, Ser. B	1.45	6/5/19	1,090,000	[a]	1,090,000
Jacksonville,
Revenue Bonds	1.45	6/6/19	800,000	[d]	800,000
Jacksonville,
Revenue Bonds (Edward Waters
College Project)	1.56	6/6/19	235,000	[a]	235,000
Jacksonville,
Revenue Bonds (Edward Waters
College Project)	1.56	6/6/19	2,500,000	[a]	2,500,000
Pinellas County Health Facilities
Authority,
Revenue Bonds (Hospice of the Florida
Suncoast Inc Project )	1.56	6/6/19	200,000	[a]	200,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 92.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 4.1% (continued)
Tender Option Bond Trust Receipts
(Series 2018-BAML7001),
(Tallahassee Health Facilities, Revenue
Bonds (Tallahassee Memorial
Healthcare Inc. Project) (Liquidity
Agreement; Bank of America NA and
LOC; Bank of America NA)) , Trust
Maturity Date 12/1/2051	1.46	6/1/19	8,000,000	[b,c]	8,000,000
					34,040,000
Georgia - 1.9%
Fulton County Development Authority,
Revenue Bonds (King's Ridge Christian
School Project)	1.42	6/6/19	200,000	[a]	200,000
Heard County Development Authority,
Revenue Bonds	1.45	6/5/19	2,250,000	[a]	2,250,000
Monroe County Development Authority,
Revenue Bonds, Refunding, Ser. B	1.45	6/5/19	3,400,000	[a]	3,400,000
RBC Municipal Products Inc Trust,
Revenue Bonds	1.48	6/6/19	7,050,000	[a,b]	7,050,000
Tender Option Bond Trust Receipts
(Series 2018-XF0708),
(Bryan County School District, GO
(Liquidity Facility; JPMorgan Chase
Bank NA)), Trust Maturity Date
8/1/2024	1.50	6/6/19	3,200,000	[a,b,c]	3,200,000
					16,100,000
Illinois - 7.3%
Illinois Development Finance Authority,
Revenue Bonds	1.45	6/5/19	1,000,000	[a]	1,000,000
Illinois Educational Facilities Authority,
Revenue Bonds	1.47	6/5/19	200,000	[a]	200,000
Illinois Finance Authority,
Revenue Bonds (Everest Academy of
Lemont Inc. Project)	1.56	6/6/19	5,040,000	[a]	5,040,000
Illinois Finance Authority,
Revenue Bonds (Marwen Foundation
Project)	1.51	6/6/19	3,810,000	[a]	3,810,000
Illinois Finance Authority,
Revenue Bonds (Saint Ignatius College
Preparatory Project)	1.42	6/5/19	13,000,000	[a]	13,000,000
Illinois Finance Authority,
Revenue Bonds, Refunding	1.45	6/5/19	1,100,000	[a]	1,100,000
Illinois Finance Authority,
Revenue Bonds, Refunding, Ser. A1	1.45	6/6/19	475,000	[a]	475,000
Illinois Finance Authority,
Revenue Bonds, Refunding, Ser. C1	1.45	6/5/19	5,000,000	[a]	5,000,000
Illinois Housing Development Authority,
Revenue Bonds	1.48	6/6/19	7,370,000	[a]	7,370,000

Short-Term Investments - 92.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 7.3% (continued)
Tender Option Bond Trust Receipts
(Series 2018-XF0711),
(Illinois Finance Authority, Revenue
Bonds, Refunding) (Liquidity
Agreementl; JPMorgan Chase Bank NA
and LOC; JPMorgan Chase Bank NA)),
Trust Maturity Date 11/15/2040	1.47	6/6/19	23,250,000	[a,b,c]	23,250,000
					60,245,000
Indiana - .5%
Crawfordsville,
Revenue Bonds, Refunding (National
Service Industries Inc., Project)	1.56	6/6/19	4,000,000	[a]	4,000,000
Indiana Development Finance Authority,
Revenue Bonds(Goodwill Industries of
Michiana, Inc. Project)	1.43	6/6/19	200,000	[a]	200,000
					4,200,000
Iowa - .6%
Tender Option Bond Trust Receipts
(Series 2018-ZF2627),
(Iowa Finance Authority, Health
Facilities Revenue Bonds (Liquidity
Facility; Morgan Stanley Bank)), Trust
Maturity Date 2/15/2035	1.47	6/6/19	5,000,000	[a,b,c]	5,000,000
Kentucky - 3.1%
Boone County,
Revenue Bonds	1.46	6/5/19	16,775,000	[a]	16,775,000
Jefferson County,
Revenue Bonds, Refunding (Zeochem
L.L.C. Project)	1.45	6/6/19	3,900,000	[a]	3,900,000
Louisville/Jefferson County Metropolitan
Government,
Revenue Bonds (Norton Healthcare
Obligated Group Project)	1.43	6/5/19	5,000,000	[a]	5,000,000
					25,675,000
Louisiana - 1.3%
Louisiana Offshore Terminal Authority,
Revenue Bonds, Refunding (Loop LLC
Project), Ser. B	1.45	6/5/19	1,000,000	[a]	1,000,000
Tender Option Bond Trust Receipts
(Series 2018-BAML7002),
(Louisiana Public Facilities Authority,
Hospital Revenue Bonds (Louisiana
Children's Medical Center) (LOC; Bank
of America NA and SPA; Bank of
America NA)), Trust Maturity Date
9/1/2057	1.46	6/7/19	10,000,000	[b,c]	10,000,000
					11,000,000
Maryland - 1.1%
Baltimore County,
Revenue Bonds, Refunding	1.42	6/5/19	760,000	[a]	760,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 92.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland - 1.1% (continued)
Maryland Economic Development
Corporation,
Revenue Bonds (Prologue, Inc. Project)	1.51	6/6/19	2,015,000	[a]	2,015,000
Tender Option Bond Trust Receipts
(Series 2017-XG0146),
(Medical Health and Higher
Educational Facilities Authority,
Revenue Bonds) (LOC; JPMorgan Chase
Bank NA)), Trust Maturity Date
11/15/2024	1.47	6/6/19	6,635,000	[a,b,c]	6,635,000
					9,410,000
Michigan - 1.7%
Tender Option Bond Trust Receipts
(Series 2018 XF0686),
(Michigan Finance Authority, Revenue
Bonds (Charter County of Wayne
Criminal Justice Center) (Liquidity
Agreement; Royal Bank of Canada))
Recourse, Trust Maturity Date
11/1/2040	1.47	6/6/19	14,000,000	[a,b,c]	14,000,000
Minnesota - .7%
Minneapolis,
Revenue Bonds	1.56	6/6/19	2,320,000	[a]	2,320,000
Minnesota Higher Education Facilities
Authority,
Revenue Bonds (Macalester College)	1.53	6/6/19	2,400,000	[a]	2,400,000
Saint Paul Housing and Redevelopment
Authority,
Revenue Bonds	1.53	6/6/19	865,000	[a]	865,000
					5,585,000
Mississippi - 2.3%
Mississippi Business Finance
Corporation,
Revenue Bonds, Refunding (Jackson
Heart Realty Refunding Project)	1.47	6/6/19	3,235,000	[a]	3,235,000
Mississippi Development Bank,
Revenue Bonds, Refunding (County of
Harrison Project)	1.46	6/6/19	16,000,000	[a]	16,000,000
					19,235,000
Missouri - 1.7%
Missouri Health and Educational
Facilities Authority,
Revenue Bonds (Saint Louis Priory
School Project)	1.45	6/6/19	100,000	[a]	100,000
RBC Municipal Products Inc Trust,
Revenue Bonds	1.48	6/6/19	14,000,000	[a,b]	14,000,000
					14,100,000

Short-Term Investments - 92.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Nebraska - .6%
Tender Option Bond Trust Receipts
(Series 2018-XF2671),
(Nebraska Investment Finance
Authority, Revenue Bonds (Liquidity
Agreement; Morgan Stanley Bank)),
Trust Maturity Date 9/1/2048	1.45	6/6/19	5,170,000	[a,b,c]	5,170,000
Nevada - 1.2%
Tender Option Bond Trust Receipts
(Series 2018-XG0199),
(Las Vegas Convention & Visitors
Authority, Revenue Bonds (Liquidity
Facility; Royal Bank of Canada)), Trust
Maturity Date 1/1/2042	1.50	6/6/19	5,160,000	[a,b,c]	5,160,000
Tender Option Bond Trust Receipts(
Series 2019-XF2806),
(Las Vegas Convention & Visitors
Authority, Revenue Bonds (Liquidity
Agreement; Wells Fargo Bank)), Trust
Maturity Date 7/1/2049	1.52	6/6/19	4,605,000	[a,b,c]	4,605,000
					9,765,000
New Jersey - 3.1%
Camden County Improvement Authority,
Revenue Bonds (Congregation Beth El
Project)	1.47	6/7/19	1,960,000	[a]	1,960,000
New Jersey Economic Development
Authority,
Revenue Bonds (ESARC, Inc.) (Liquidity
Facility; TD Bank)	1.47	6/6/19	1,520,000	[a]	1,520,000
New Jersey Economic Development
Authority,
Revenue Bonds (Somerset Hills YMCA
Project)	1.47	6/7/19	1,180,000	[a]	1,180,000
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Meridian Nursing and
Rehabilitation, Inc.)	1.43	6/6/19	3,260,000	[a]	3,260,000
Tender Option Bond Trust Receipts
(Series 2016-ZF0468),
(New Jersey Transportation Trust Fund
Authority, Revenue Bonds) (LOC; Royal
Bank of Canada)), Trust Maturity Date
12/15/2020	1.47	6/6/19	8,550,000	[a,b,c]	8,550,000
Tender Option Bond Trust Receipts
(Series 2016-ZF0470),
(New Jersey Turnpike Authority,
Revenue Bonds) (LOC; Royal Bank of
Canada)), Trust Maturity Date
7/1/2020	1.47	6/6/19	1,500,000	[a,b,c]	1,500,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 92.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 3.1% (continued)
Tender Option Bond Trust Receipts
(Series 2017-ZF2479),
(Union County Utilities Authority,
Revenue Bonds, Refunding (Liquidity
Agreement; Citibank NA and Insured;
Cnty Gtd)), Trust Maturity Date
6/15/2020	1.42	6/6/19	2,345,000	[a,b,c]	2,345,000
Tender Option Bond Trust Receipts
(Series 2019-XG0222),
(Iowa Finance Authority, Health
Facilities Revenue Bonds (Liquidity
Facility; Deutsche Bank Bank)), Trust
Maturity Date 5/1/2046	1.42	6/7/19	500,000	[b,c]	500,000
Township of Little Egg Harbor,
BAN, Ser. A	2.25	8/20/19	5,200,000		5,204,634
					26,019,634
New York - 11.7%
New York City,
GO, Ser. A-2	2.40	6/3/19	18,300,000	[a]	18,300,000
New York City Municipal Water Finance
Authority,
Revenue Bonds, Ser. F1	2.40	6/3/19	40,000,000	[a]	40,000,000
New York Metropolitan Transportation
Authority,
Revenue Bonds, Ser. A	1.50	6/6/19	2,590,000	[a,b]	2,590,000
New York State Dormitory Authority,
Revenue Bonds, Ser. B	1.60	6/5/19	15,000,000	[a]	15,000,000
Tender Option Bond Trust Receipts
(Series 2018-XF0615),
(Metropolitan Transportation
Authority, Revenue Bonds) (Liquidity
Facility; JPMorgan Chase Bank NA)),
Trust Maturity Date 11/15/2025	1.50	6/6/19	12,375,000	[a,b,c]	12,375,000
Tender Option Bond Trust Receipts
(Series 2018-XF0623),
(Metropolitan Transportation
Authority, Revenue Bonds, Refunding)
(Liquidity Facility; TD Bank NA)) ,
Trust Maturity Date 11/15/2042	1.54	6/6/19	5,000,000	[a,b,c]	5,000,000
Tender Option Bond Trust Receipts
(Series 2018-XM0697),
(Metropolitan Transportation
Authority, Revenue Bonds, Refunding)
(Liquidity Agreement; Bank of America
NA)), Trust Maturity Date 11/15/2042	1.57	6/7/19	4,000,000	[b,c]	4,000,000
					97,265,000
North Carolina - .0%
North Carolina Medical Care Commission,
Revenue Bonds, Ser. A	1.45	6/5/19	200,000	[a]	200,000

Short-Term Investments - 92.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio - 3.4%
Cleveland-Cuyahoga County Port
Authority,
Revenue Bonds (Carnegie/96th
Research Building, LLC Project)	1.43	6/5/19	8,150,000	[a]	8,150,000
Hamilton County,
Revenue Bonds (Beechwood Home
Project)	1.43	6/6/19	370,000	[a]	370,000
Stark County Port Authority,
Revenue Bonds (Canton Country Day
School Project)	1.45	6/6/19	555,000	[a]	555,000
Stark County Port Authority,
Revenue Bonds (Community Action
Agency Project)	1.50	6/6/19	525,000	[a]	525,000
Tender Option Bond Trust Receipts
(Series 2018-XG0206),
(Cuyahoga County, COP) (Convention
Hotel Project) (Liquidity Agreement;
Bank of America)), Trust Maturity Date
12/1/2044	1.54	6/7/19	4,255,000	[b,c]	4,255,000
Tender Option Bond Trust Receipts
(Series 2018-YX1079),
(Columbus-Franklin County Finance
Authority, Revenue Bonds (Storypoint
Grove City Project) (Liquidity
Agreement; Barclays Bank PLC and
LOC; Barclays Bank PLC)), Trust
Maturity Date 9/1/2025	1.57	6/6/19	14,590,000	[a,b,c]	14,590,000
					28,445,000
Oklahoma - 2.2%
Tender Option Bond Trust Receipts
(Series 2018-XX1096),
(Oklahoma Development Finance
Authority, Healthsystem Revenue
Bonds (Liquidity Facility; Barclays
Bank PLC and LOC; Barclays Bank
PLC)), Trust Maturity Date 8/15/2057	1.46	6/6/19	18,235,000	[a,b,c]	18,235,000
Pennsylvania - .4%
Montgomery County Industrial
Development Authority,
Revenue Bonds, Refunding (Girl Scouts
of Eastern Pennsylvania Inc Project)	1.52	6/6/19	120,000	[a]	120,000
Pennsylvania Economic Development
Financing Authority,
Revenue Bonds (Montessori Academy
of Chambersburg, Inc. Project)	1.45	6/6/19	1,200,000	[a]	1,200,000
York Redevelopment Authority,
Revenue Bonds	1.57	6/7/19	1,995,000	[a]	1,995,000
					3,315,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 92.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
South Carolina - 3.4%
South Carolina Jobs-Economic
Development Authority,
Revenue Bonds	1.56	6/6/19	2,190,000	[a]	2,190,000
Tender Option Bond Trust Receipts
(Series 2017-XG0149),
(South Carolina Public Service
Authority, Revenue Bonds, Refunding
(Liquidity Facility; Barclays Bank PLC)),
Trust Maturity Date 12/1/2050	1.46	6/6/19	21,190,000	[a,b,c]	21,190,000
Tender Option Bond Trust Receipts
(Series 2019-BAML5004),
(South Carolina Jobs-Economic
Development Authority, Hospital
Revenue Bonds (Liquidity Agreement;
Bank of America NA and Guaranty
Agreement; Bank of America NA)),
Trust Maturity Date 8/1/2042	1.46	6/7/19	5,000,000	[b,c]	5,000,000
					28,380,000
Tennessee - 1.8%
Blount County Public Building Authority,
Revenue Bonds	1.43	6/6/19	185,000	[a]	185,000
Hawkins County Industrial Development
Board,
Revenue Bonds, Refunding (Leggett
and Platt, Inc. Project)	1.54	6/5/19	1,750,000	[a]	1,750,000
Monroe County,
BAN	1.20	6/15/19	5,000,000		4,999,092
Public Building Authority of Blount
County Tennessee,
Revenue Bonds	1.43	6/5/19	170,000	[a]	170,000
Tender Option Bond Trust Receipts
(Series 2017-XG0145),
(Metropolitan Government Nashville &
Davidson County Health & Educational
Facility Board, Revenue Bonds
(Vanderbilt University Medical Center
Program) (Liquidity Facility; Barclays
Bank PLC and LOC; Barclays Bank
PLC)), Trust Maturity Date 7/1/2048	1.46	6/6/19	3,485,000	[a,b,c]	3,485,000
Tender Option Bond Trust Receipts
(Series 2018-XL0062),
(Met Government Nashville & Davidson
County, Health and Educational Facility
Board, Revenue Bonds (Liquidity
Facility; Citibank NA and LOC; Citibank
NA)), Trust Maturity Date 7/1/2024	1.48	6/6/19	4,420,000	,b,c	4,420,000
					15,009,092

Short-Term Investments - 92.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 14.0%
Atascosa County Industrial Development
Corporation,
Revenue Bonds, Refunding (San Miguel
Electric Cooperative, Inc. Project)	1.45	6/6/19	34,200,000	[a]	34,200,000
Gulf Coast Industrial Development
Authority,
Revenue Bonds	1.50	6/6/19	6,200,000	[a]	6,200,000
Harris County Cultural Education
Facilities Finance Corp.,
Revenue Bonds, Refunding	1.42	6/5/19	100,000	[a]	100,000
Lower Colorado River Authority,
CP, Ser. B	1.85	6/18/19	7,430,000		7,430,000
San Antonio Water and Sewer System,
CP, Ser. A1	2.10	6/6/19	9,000,000		9,000,000
Tender Option Bond Trust Receipts
(Series 2018-XM0698),
(Tarrant County Cultural Education
Facilities Finance Corporation, Revenue
Bonds (Liquidity Agreement; Credit
Suisse)), Trust Maturity Date
8/15/2024	1.46	6/6/19	4,585,000	[a,b,c]	4,585,000
Texas,
GO (Veterans Bonds)	1.42	6/5/19	7,200,000	[a]	7,200,000
Texas,
GO (Veterans Bonds)	1.45	6/5/19	595,000	[a]	595,000
Texas,
GO (Veterans Bonds)	1.45	6/5/19	1,100,000	[a]	1,100,000
Texas,
GO (Veterans Bonds)	1.49	6/5/19	5,800,000	[a]	5,800,000
Texas,
GO (Veterans Bonds)	1.65	6/5/19	7,115,000	[a]	7,115,000
Texas,
GO (Veterans Bonds)	1.65	6/5/19	19,500,000	[a]	19,500,000
Texas,
GO (Veterans Bonds)	1.65	6/5/19	2,710,000	[a]	2,710,000
Texas,
GO (Veterans Bonds)	1.65	6/5/19	2,800,000	[a]	2,800,000
Texas,
GO (Veterans Bonds)	1.65	6/5/19	1,200,000	[a]	1,200,000
Texas,
TRAN	4.00	8/29/19	105,000		105,574
University of Texas,
CP, Ser. A	2.14	6/10/19	6,250,000		6,250,000
					115,890,574
Vermont - .1%
Vermont Educational and Health
Buildings Financing Agency,
Revenue Bonds	1.60	6/6/19	590,000	[a]	590,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 92.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Vermont - .1% (continued)
Vermont Educational and Health
Buildings Financing Agency,
Revenue Bonds (Landmark College
Project)	2.22	6/10/19	55,000	[a]	55,000
					645,000
Virginia - .8%
Fairfax County Economic Development
Authority,
Revenue Bonds (Capital Hospice)	1.46	6/6/19	1,490,000	[a]	1,490,000
Greene County Economic Development
Authority,
Revenue Bonds	1.43	6/6/19	2,170,000	[a]	2,170,000
Loudoun County Industrial Development
Authority,
Revenue Bonds (Jack Kent Cooke
Foundation Project)	1.53	6/5/19	2,500,000	[a]	2,500,000
Norfolk Economic Development
Authority,
Revenue Bonds	1.56	6/6/19	335,000	[a]	335,000
					6,495,000
Washington - 1.4%
Tender Option Bond Trust Receipts
(Series 2018-ZF2682),
(King County Housing Authority,
Revenue Bonds, Refunding (Ballinger
Commons Apartments) (Liquidity
Agreement; Morgan Stanley Bank)),
Trust Maturity Date 5/1/2038	1.45	6/6/19	7,000,000[a,b,c]		7,000,000
Tender Option Bond Trust Receipts
(Series 2019-BAML5008),
(Seattle Local Improvement District
#6750, Special Assessment Bonds
(Liquidity Facility; Bank of America)),
Trust Maturity Date 12/15/2026	2.24	6/7/19	2,275,000	[b,c]	2,275,000
Washington Housing Finance
Commission,
Revenue Bonds, Refunding (Panorama
City Project)	1.56	6/6/19	125,000	[a]	125,000
Washington State Housing Finance
Commission,
Revenue Bonds (The Evergreen School
Project)	1.56	6/6/19	2,005,000	[a]	2,005,000
					11,405,000
West Virginia - .2%
Cabell County,
Revenue Bonds (Huntington YMCA
Project)	1.50	6/6/19	1,820,000	[a]	1,820,000
Wisconsin - 2.7%
Appleton Redevelopment Authority,
Revenue Bonds, Refunding, Ser. B	1.45	6/5/19	1,500,000	[a]	1,500,000

Short-Term Investments - 92.5%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Wisconsin - 2.7% (continued)
Byron,
Revenue Bonds, Refunding (Ocean
Spray Cranberries, Inc. Project)	1.49	6/6/19	6,500,000	[a]	6,500,000
DeForest Area School District,
BAN	3.00	12/18/19	3,500,000		3,507,560
Milton School District,
BAN	5.00	8/19/19	5,500,000		5,531,515
Wisconsin Health and Educational
Facilities Authority,
Revenue Bonds	1.56	6/6/19	4,360,000	[a]	4,360,000
Wisconsin Health and Educational
Facilities Authority,
Revenue Bonds (Madison Family
Medicine Residency Corporation, Inc.
Project)	1.50	6/6/19	620,000	[a]	620,000
Wisconsin Health and Educational
Facilities Authority,
Revenue Bonds (Sinsinawa Nursing,
Inc. Project)	1.50	6/6/19	150,000	[a]	150,000
					22,169,075
Total Investments (cost $766,958,375)			92.5%		766,958,375
Cash and Receivables (Net)			7.5%		61,811,809
Net Assets			100.0%		828,770,184

[a]

The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities amounted to $297,805,000 or 35.93% of net assets.

[c]

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short- term rates). These securities are not an underlying piece for any of the Dreyfus long-term Inverse floater securities.

[d]	Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund
May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	766,958,375
Level 3 - Significant Unobservable Inputs	-
Total	766,958,375

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By:         /s/ Patrick T. Crowe

               Patrick T. Crowe

               President (Principal Executive Officer)

Date:      July 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Patrick T. Crowe

               Patrick T. Crowe

               President (Principal Executive Officer)

Date:      July 15, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      July 15, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)